Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 86,201	$ 119,968
Cash and Cash Equivalents [Member] | United States Of America Dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	73,637	113,190
Cash and Cash Equivalents [Member] | New Israeli Shekel [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,065	2,795
Cash and Cash Equivalents [Member] | Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 8,499	$ 3,983